RELATED PARTY TRANSACTION - BORROWING AGAINST TREPPEL CREDIT LINE	9 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Borrowing Against Treppel Credit Lint Disclosure [Text Block]
NOTE 13	-	RELATED PARTY TRANSACTION -BORROWING AGAINST TREPPEL CREDIT LINE

As of the Current Balance Sheet Date, Elite owed the Treppel Credit Line Balance and the Treppel Credit Line Interest Due in relation to the Treppel Credit Line. Both amounts were recorded as current liabilities on Elite’s balance and included in the line item titled “Short term loans and current portion of long-term debt”

For further details on the Treppel Credit Line, please refer to Note 2 of these financial statements and the Current Reports on Form 8-K filed with the SEC on June 13, 2012 and December 10, 2012, with such filings being herein incorporated by reference.